Income Taxes (Components of Provision for Income Taxes Attributable to Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal			$ 0	$ 0	$ 0
U.S. State			10	5	65
Non U.S.			104	21	16
Total current tax provision (benefit)			114	26	81
U.S. Federal			0	0	0
U.S. State			0	0	0
Non U.S.			264	(4,895)	0
Total deferred tax benefit	127	212	264	(4,895)	0
Total income tax provision (benefit)			$ 378	$ (4,869)	$ 81